DEBT (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
Schedule of Long-term debt
	August 4, 2013		February 3, 2013
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
Senior ABL Facility due 2017	$500	1.69	$300	1.96
Term Loans due 2017, net of unamortized discount of $21 million and $26 million as of August 4, 2013 and February 3, 2013, respectively	969	4.50	969	7.25
First Priority Notes due 2019, including unamortized premium of $19 million and $21 million as of August 4, 2013 and February 3, 2013, respectively	1,269	8.125	1,271	8.125
Second Priority Notes due 2020	675	11.00	675	11.00
October 2012 Senior Unsecured Notes due 2020	1,000	11.50	1,000	11.50
February 2013 Senior Unsecured Notes due 2020	1,275	7.50	1,275	7.50
January 2013 Senior Subordinated Notes due 2021	—	—	950	10.50
2007 Senior Subordinated Notes due 2015	—	—	889	13.50
Total long-term debt	$5,688		$7,329
Less current installments	(10)		(899)
Long-term debt, excluding current installments	$5,678		$6,430

(1) Represents the stated rate of interest, without including the effect of discounts or premiums.

Long-term debt as of February 3, 2013 and January 29, 2012 consisted of the following (dollars in millions):

	February 3, 2013		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due 2017	$300	1.96	$—	—
Old Term Loan due August 30, 2012	—	—	73	1.53
Old Term Loan due April 1, 2014	—	—	855	3.03
Old ABL Term Loan due April 1, 2014	—	—	214	3.56
Term Loan due 2017, net of unamortized discount of $26 million as of February 3, 2013	969	7.25	—	—
First Priority Notes due 2019, including unamortized premium of $21 million as of February 3, 2013	1,271	8.125	—	—
Second Priority Notes due 2020	675	11.00	—	—
Old Senior Notes due 2014	—	—	2,500	12.00
11.5% Senior Notes due 2020	1,000	11.50	—	—
7.5% Senior Notes due 2020	1,275	7.50	—	—
Senior Subordinated Notes due 2021	950	10.50	—	—
Old Senior Subordinated Notes due 2015	889	13.50	1,820	13.50

Total long-term debt	$7,329		5,462
Less current installments	(899)		(82)

Long-term debt, excluding current installments	$6,430		$5,380

(1)
Represents the stated rate of interest, without including the effect of discounts or premiums.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding, in principal amounts, at February 3, 2013 are summarized below (amounts in millions):

	Fiscal Year
	2013(1)	2014	2015	2016	2017	Thereafter	Total
Principal maturities	$899	$10	$10	$10	$1,255	$5,150	$7,334
(1)
Includes $889 million of the Company's Old Senior Subordinated Notes due 2015. On January 9, 2013, the Company issued a notice of redemption, subject to the required thirty-day notification period, to redeem all of the remaining $889 million outstanding Old Senior Subordinated Notes. See Note 17, Subsequent Events—Debt Redemption.

8.125% Senior Secured First Priority Notes due 2019
Notes Redemption

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

11% Senior Secured Second Priority Notes due 2020
Notes Redemption

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

11.5% Senior Notes due 2020
Notes Redemption

Year	Percentage
2016	105.750%
2017	102.875%
2018 and thereafter	100.000%

7.5% Senior Unsecured Notes due 2020
Notes Redemption

Year	Percentage
2016	103.750%
2017	101.875%
2018 and thereafter	100.000%

10.5% Senior Subordinated Notes due 2021
Notes Redemption

Year	Percentage
2016	107.875%
2017	105.250%
2018	102.625%
2019 and thereafter	100.000%